INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Summary of intangible assets

	2022	2021
Definite Lived Intangible Assets
Customer Relationships	$2,600,000	$—
Intellectual Property	8,290,000	790,000

Total Definite Lived Intangible Assets	10,890,000	790,000
Less Accumulated Amortization	(1,186,665)	(208,667)
Definite Lived Intangible Assets, Net	9,703,335	581,333
Indefinite Lived Intangible Assets
Dispensary Licenses	26,218,500	5,048,500
Total Indefinite Lived Intangible Assets	26,218,500	5,048,500
Total Intangible Assets, Net	$35,921,835	$5,629,833

Summary of expected future amortization expense of intangible assets

December 31:
2023	1,668,000
2024	1,655,333
2025	1,630,000
2026	1,510,000
2027	1,030,002
Thereafter	2,210,000
Total Future Amortization Expense	$9,703,335